Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA EQUITY TRUST
Voya Global Multi-Asset Fund
Voya Multi-Manager Mid Cap Value Fund
VOYA SEPARATE PORTFOLIOS TRUST
Voya Target In-Retirement Fund
Voya Target Retirement 2025 Fund
Voya Target Retirement 2030 Fund
Voya Target Retirement 2035 Fund
Voya Target Retirement 2040 Fund
Voya Target Retirement 2045 Fund
Voya Target Retirement 2050 Fund
Voya Target Retirement 2055 Fund
Voya Target Retirement 2060 Fund
Voya Target Retirement 2065 Fund
(each a "Fund" and collectively the "Funds")
Supplement dated May 2, 2022
to the current Prospectuses (each a "Prospectus" and collectively the "Prospectuses") and to the current Statements of
Additional Information (each a "SAI" and collectively the "SAIs") for the Funds
On January 27, 2022, the Boards of Trustees of Voya Equity Trust and Voya Separate Portfolios Trust approved changes with respect to each Fund's principal investment strategies and portfolio management team.
ALL FUNDS EXCEPT VOYA MULTI-MANAGER MID CAP VALUE FUND
Effective immediately, each applicable Fund's Prospectus is hereby revised as follows:
1.The section of the Prospectuses entitled "Principal Investments Strategies" is revised to include the following sentence:
When investing in Underlying Funds, the Sub-Adviser will typically consider environmental, social, and governance
("ESG") factors as part of its investment analysis and decision-making processes for the Fund.
2.The section of the Prospectuses entitled "Principal Risks" and the sub-section of the Prospectuses entitled "More Information About the Fund(s) – Additional Information About the Principal Risks" are revised to include the following risk:
Environmental, Social and/or Governance (funds-of-funds): Consideration by the Sub-Adviser of environmental, social and/or governance ("ESG") factors in selecting underlying funds may cause a Fund to forgo Underlying Funds that other investors that do not consider similar factors or that evaluate them differently might select. This may cause a Fund to underperform the securities markets generally or other funds-of-funds whose advisers do not consider ESG factors or use such factors differently. It is possible that performance of the Underlying Funds identified through the Sub-Adviser's consideration of ESG factors will be less favorable than the Sub-Adviser might have anticipated. The Sub-Adviser's consideration of ESG factors in selecting Underlying Funds may have an adverse effect on a Fund's performance.
VOYA MULTI-MANAGER MID CAP VALUE FUND
Effective immediately, the Fund's Prospectuses are hereby revised as follows:
1.The section of each Prospectus entitled "Principal Investments Strategies" is revised to include the following sentence:
When selecting sub-advisers, the Investment Adviser will typically consider environmental, social, and governance ("ESG") factors as part of its investment analysis and decision-making processes.
2.The section of each Prospectus entitled "Principal Risks" and the sub-section of each Prospectus entitled "More Information About the Funds – Additional Information About the Principal Risks" are revised to include the following risk:
Environmental, Social and/or Governance (multi-manager): Consideration by the Adviser of environmental, social and/or governance ("ESG") factors in selecting sub-advisors may cause the Adviser not to select sub-advisors for the Fund that other investors that do not consider similar factors or that evaluate them differently might select. This may cause the Fund to underperform the securities markets generally or other funds whose advisers do not consider ESG factors or that use such factors differently. It is possible that the performance of sub-advisors identified through the Adviser's consideration of ESG factors will be less favorable than the Adviser might have anticipated. The Adviser's consideration of ESG factors in selecting sub-advisors may have an adverse effect on the Fund's performance.

Voya EQUITY TRUST | Voya Global Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA EQUITY TRUST
Voya Global Multi-Asset Fund
(each a "Fund" and collectively the "Funds")
Supplement dated May 2, 2022
to the current Prospectuses (each a "Prospectus" and collectively the "Prospectuses") and to the current Statements of
Additional Information (each a "SAI" and collectively the "SAIs") for the Funds
On January 27, 2022, the Boards of Trustees of Voya Equity Trust and Voya Separate Portfolios Trust approved changes with respect to each Fund's principal investment strategies and portfolio management team.
ALL FUNDS EXCEPT VOYA MULTI-MANAGER MID CAP VALUE FUND
Effective immediately, each applicable Fund's Prospectus is hereby revised as follows:
1.The section of the Prospectuses entitled "Principal Investments Strategies" is revised to include the following sentence:
When investing in Underlying Funds, the Sub-Adviser will typically consider environmental, social, and governance
("ESG") factors as part of its investment analysis and decision-making processes for the Fund.
2.The section of the Prospectuses entitled "Principal Risks" and the sub-section of the Prospectuses entitled "More Information About the Fund(s) – Additional Information About the Principal Risks" are revised to include the following risk:
Environmental, Social and/or Governance (funds-of-funds): Consideration by the Sub-Adviser of environmental, social and/or governance ("ESG") factors in selecting underlying funds may cause a Fund to forgo Underlying Funds that other investors that do not consider similar factors or that evaluate them differently might select. This may cause a Fund to underperform the securities markets generally or other funds-of-funds whose advisers do not consider ESG factors or use such factors differently. It is possible that performance of the Underlying Funds identified through the Sub-Adviser's consideration of ESG factors will be less favorable than the Sub-Adviser might have anticipated. The Sub-Adviser's consideration of ESG factors in selecting Underlying Funds may have an adverse effect on a Fund's performance.

Voya EQUITY TRUST | Voya Multi-Manager Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA EQUITY TRUST
Voya Multi-Manager Mid Cap Value Fund
(each a "Fund" and collectively the "Funds")
Supplement dated May 2, 2022
to the current Prospectuses (each a "Prospectus" and collectively the "Prospectuses") and to the current Statements of
Additional Information (each a "SAI" and collectively the "SAIs") for the Funds
On January 27, 2022, the Boards of Trustees of Voya Equity Trust and Voya Separate Portfolios Trust approved changes with respect to each Fund's principal investment strategies and portfolio management team.
VOYA MULTI-MANAGER MID CAP VALUE FUND
Effective immediately, the Fund's Prospectuses are hereby revised as follows:
1.The section of each Prospectus entitled "Principal Investments Strategies" is revised to include the following sentence:
When selecting sub-advisers, the Investment Adviser will typically consider environmental, social, and governance ("ESG") factors as part of its investment analysis and decision-making processes.
2.The section of each Prospectus entitled "Principal Risks" and the sub-section of each Prospectus entitled "More Information About the Funds – Additional Information About the Principal Risks" are revised to include the following risk:
Environmental, Social and/or Governance (multi-manager): Consideration by the Adviser of environmental, social and/or governance ("ESG") factors in selecting sub-advisors may cause the Adviser not to select sub-advisors for the Fund that other investors that do not consider similar factors or that evaluate them differently might select. This may cause the Fund to underperform the securities markets generally or other funds whose advisers do not consider ESG factors or that use such factors differently. It is possible that the performance of sub-advisors identified through the Adviser's consideration of ESG factors will be less favorable than the Adviser might have anticipated. The Adviser's consideration of ESG factors in selecting sub-advisors may have an adverse effect on the Fund's performance.

Voya Separate Portfolios Trust | Voya Target In-Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA SEPARATE PORTFOLIOS TRUST
Voya Target In-Retirement Fund
(each a "Fund" and collectively the "Funds")
Supplement dated May 2, 2022
to the current Prospectuses (each a "Prospectus" and collectively the "Prospectuses") and to the current Statements of
Additional Information (each a "SAI" and collectively the "SAIs") for the Funds
On January 27, 2022, the Boards of Trustees of Voya Equity Trust and Voya Separate Portfolios Trust approved changes with respect to each Fund's principal investment strategies and portfolio management team.
ALL FUNDS EXCEPT VOYA MULTI-MANAGER MID CAP VALUE FUND
Effective immediately, each applicable Fund's Prospectus is hereby revised as follows:
1.The section of the Prospectuses entitled "Principal Investments Strategies" is revised to include the following sentence:
When investing in Underlying Funds, the Sub-Adviser will typically consider environmental, social, and governance
("ESG") factors as part of its investment analysis and decision-making processes for the Fund.
2.The section of the Prospectuses entitled "Principal Risks" and the sub-section of the Prospectuses entitled "More Information About the Fund(s) – Additional Information About the Principal Risks" are revised to include the following risk:
Environmental, Social and/or Governance (funds-of-funds): Consideration by the Sub-Adviser of environmental, social and/or governance ("ESG") factors in selecting underlying funds may cause a Fund to forgo Underlying Funds that other investors that do not consider similar factors or that evaluate them differently might select. This may cause a Fund to underperform the securities markets generally or other funds-of-funds whose advisers do not consider ESG factors or use such factors differently. It is possible that performance of the Underlying Funds identified through the Sub-Adviser's consideration of ESG factors will be less favorable than the Sub-Adviser might have anticipated. The Sub-Adviser's consideration of ESG factors in selecting Underlying Funds may have an adverse effect on a Fund's performance.

Voya Separate Portfolios Trust | Voya Target Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA SEPARATE PORTFOLIOS TRUST
Voya Target Retirement 2025 Fund
(each a "Fund" and collectively the "Funds")
Supplement dated May 2, 2022
to the current Prospectuses (each a "Prospectus" and collectively the "Prospectuses") and to the current Statements of
Additional Information (each a "SAI" and collectively the "SAIs") for the Funds
On January 27, 2022, the Boards of Trustees of Voya Equity Trust and Voya Separate Portfolios Trust approved changes with respect to each Fund's principal investment strategies and portfolio management team.
ALL FUNDS EXCEPT VOYA MULTI-MANAGER MID CAP VALUE FUND
Effective immediately, each applicable Fund's Prospectus is hereby revised as follows:
1.The section of the Prospectuses entitled "Principal Investments Strategies" is revised to include the following sentence:
When investing in Underlying Funds, the Sub-Adviser will typically consider environmental, social, and governance
("ESG") factors as part of its investment analysis and decision-making processes for the Fund.
2.The section of the Prospectuses entitled "Principal Risks" and the sub-section of the Prospectuses entitled "More Information About the Fund(s) – Additional Information About the Principal Risks" are revised to include the following risk:
Environmental, Social and/or Governance (funds-of-funds): Consideration by the Sub-Adviser of environmental, social and/or governance ("ESG") factors in selecting underlying funds may cause a Fund to forgo Underlying Funds that other investors that do not consider similar factors or that evaluate them differently might select. This may cause a Fund to underperform the securities markets generally or other funds-of-funds whose advisers do not consider ESG factors or use such factors differently. It is possible that performance of the Underlying Funds identified through the Sub-Adviser's consideration of ESG factors will be less favorable than the Sub-Adviser might have anticipated. The Sub-Adviser's consideration of ESG factors in selecting Underlying Funds may have an adverse effect on a Fund's performance.

Voya Separate Portfolios Trust | Voya Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA SEPARATE PORTFOLIOS TRUST
Voya Target Retirement 2030 Fund
(each a "Fund" and collectively the "Funds")
Supplement dated May 2, 2022
to the current Prospectuses (each a "Prospectus" and collectively the "Prospectuses") and to the current Statements of
Additional Information (each a "SAI" and collectively the "SAIs") for the Funds
On January 27, 2022, the Boards of Trustees of Voya Equity Trust and Voya Separate Portfolios Trust approved changes with respect to each Fund's principal investment strategies and portfolio management team.
ALL FUNDS EXCEPT VOYA MULTI-MANAGER MID CAP VALUE FUND
Effective immediately, each applicable Fund's Prospectus is hereby revised as follows:
1.The section of the Prospectuses entitled "Principal Investments Strategies" is revised to include the following sentence:
When investing in Underlying Funds, the Sub-Adviser will typically consider environmental, social, and governance
("ESG") factors as part of its investment analysis and decision-making processes for the Fund.
2.The section of the Prospectuses entitled "Principal Risks" and the sub-section of the Prospectuses entitled "More Information About the Fund(s) – Additional Information About the Principal Risks" are revised to include the following risk:
Environmental, Social and/or Governance (funds-of-funds): Consideration by the Sub-Adviser of environmental, social and/or governance ("ESG") factors in selecting underlying funds may cause a Fund to forgo Underlying Funds that other investors that do not consider similar factors or that evaluate them differently might select. This may cause a Fund to underperform the securities markets generally or other funds-of-funds whose advisers do not consider ESG factors or use such factors differently. It is possible that performance of the Underlying Funds identified through the Sub-Adviser's consideration of ESG factors will be less favorable than the Sub-Adviser might have anticipated. The Sub-Adviser's consideration of ESG factors in selecting Underlying Funds may have an adverse effect on a Fund's performance.

Voya Separate Portfolios Trust | Voya Target Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA SEPARATE PORTFOLIOS TRUST
Voya Target Retirement 2035 Fund
(each a "Fund" and collectively the "Funds")
Supplement dated May 2, 2022
to the current Prospectuses (each a "Prospectus" and collectively the "Prospectuses") and to the current Statements of
Additional Information (each a "SAI" and collectively the "SAIs") for the Funds
On January 27, 2022, the Boards of Trustees of Voya Equity Trust and Voya Separate Portfolios Trust approved changes with respect to each Fund's principal investment strategies and portfolio management team.
ALL FUNDS EXCEPT VOYA MULTI-MANAGER MID CAP VALUE FUND
Effective immediately, each applicable Fund's Prospectus is hereby revised as follows:
1.The section of the Prospectuses entitled "Principal Investments Strategies" is revised to include the following sentence:
When investing in Underlying Funds, the Sub-Adviser will typically consider environmental, social, and governance
("ESG") factors as part of its investment analysis and decision-making processes for the Fund.
2.The section of the Prospectuses entitled "Principal Risks" and the sub-section of the Prospectuses entitled "More Information About the Fund(s) – Additional Information About the Principal Risks" are revised to include the following risk:
Environmental, Social and/or Governance (funds-of-funds): Consideration by the Sub-Adviser of environmental, social and/or governance ("ESG") factors in selecting underlying funds may cause a Fund to forgo Underlying Funds that other investors that do not consider similar factors or that evaluate them differently might select. This may cause a Fund to underperform the securities markets generally or other funds-of-funds whose advisers do not consider ESG factors or use such factors differently. It is possible that performance of the Underlying Funds identified through the Sub-Adviser's consideration of ESG factors will be less favorable than the Sub-Adviser might have anticipated. The Sub-Adviser's consideration of ESG factors in selecting Underlying Funds may have an adverse effect on a Fund's performance.

Voya Separate Portfolios Trust | Voya Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA SEPARATE PORTFOLIOS TRUST
Voya Target Retirement 2040 Fund
(each a "Fund" and collectively the "Funds")
Supplement dated May 2, 2022
to the current Prospectuses (each a "Prospectus" and collectively the "Prospectuses") and to the current Statements of
Additional Information (each a "SAI" and collectively the "SAIs") for the Funds
On January 27, 2022, the Boards of Trustees of Voya Equity Trust and Voya Separate Portfolios Trust approved changes with respect to each Fund's principal investment strategies and portfolio management team.
ALL FUNDS EXCEPT VOYA MULTI-MANAGER MID CAP VALUE FUND
Effective immediately, each applicable Fund's Prospectus is hereby revised as follows:
1.The section of the Prospectuses entitled "Principal Investments Strategies" is revised to include the following sentence:
When investing in Underlying Funds, the Sub-Adviser will typically consider environmental, social, and governance
("ESG") factors as part of its investment analysis and decision-making processes for the Fund.
2.The section of the Prospectuses entitled "Principal Risks" and the sub-section of the Prospectuses entitled "More Information About the Fund(s) – Additional Information About the Principal Risks" are revised to include the following risk:
Environmental, Social and/or Governance (funds-of-funds): Consideration by the Sub-Adviser of environmental, social and/or governance ("ESG") factors in selecting underlying funds may cause a Fund to forgo Underlying Funds that other investors that do not consider similar factors or that evaluate them differently might select. This may cause a Fund to underperform the securities markets generally or other funds-of-funds whose advisers do not consider ESG factors or use such factors differently. It is possible that performance of the Underlying Funds identified through the Sub-Adviser's consideration of ESG factors will be less favorable than the Sub-Adviser might have anticipated. The Sub-Adviser's consideration of ESG factors in selecting Underlying Funds may have an adverse effect on a Fund's performance.

Voya Separate Portfolios Trust | Voya Target Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA SEPARATE PORTFOLIOS TRUST
Voya Target Retirement 2045 Fund
(each a "Fund" and collectively the "Funds")
Supplement dated May 2, 2022
to the current Prospectuses (each a "Prospectus" and collectively the "Prospectuses") and to the current Statements of
Additional Information (each a "SAI" and collectively the "SAIs") for the Funds
On January 27, 2022, the Boards of Trustees of Voya Equity Trust and Voya Separate Portfolios Trust approved changes with respect to each Fund's principal investment strategies and portfolio management team.
ALL FUNDS EXCEPT VOYA MULTI-MANAGER MID CAP VALUE FUND
Effective immediately, each applicable Fund's Prospectus is hereby revised as follows:
1.The section of the Prospectuses entitled "Principal Investments Strategies" is revised to include the following sentence:
When investing in Underlying Funds, the Sub-Adviser will typically consider environmental, social, and governance
("ESG") factors as part of its investment analysis and decision-making processes for the Fund.
2.The section of the Prospectuses entitled "Principal Risks" and the sub-section of the Prospectuses entitled "More Information About the Fund(s) – Additional Information About the Principal Risks" are revised to include the following risk:
Environmental, Social and/or Governance (funds-of-funds): Consideration by the Sub-Adviser of environmental, social and/or governance ("ESG") factors in selecting underlying funds may cause a Fund to forgo Underlying Funds that other investors that do not consider similar factors or that evaluate them differently might select. This may cause a Fund to underperform the securities markets generally or other funds-of-funds whose advisers do not consider ESG factors or use such factors differently. It is possible that performance of the Underlying Funds identified through the Sub-Adviser's consideration of ESG factors will be less favorable than the Sub-Adviser might have anticipated. The Sub-Adviser's consideration of ESG factors in selecting Underlying Funds may have an adverse effect on a Fund's performance.

Voya Separate Portfolios Trust | Voya Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA SEPARATE PORTFOLIOS TRUST
Voya Target Retirement 2050 Fund
(each a "Fund" and collectively the "Funds")
Supplement dated May 2, 2022
to the current Prospectuses (each a "Prospectus" and collectively the "Prospectuses") and to the current Statements of
Additional Information (each a "SAI" and collectively the "SAIs") for the Funds
On January 27, 2022, the Boards of Trustees of Voya Equity Trust and Voya Separate Portfolios Trust approved changes with respect to each Fund's principal investment strategies and portfolio management team.
ALL FUNDS EXCEPT VOYA MULTI-MANAGER MID CAP VALUE FUND
Effective immediately, each applicable Fund's Prospectus is hereby revised as follows:
1.The section of the Prospectuses entitled "Principal Investments Strategies" is revised to include the following sentence:
When investing in Underlying Funds, the Sub-Adviser will typically consider environmental, social, and governance
("ESG") factors as part of its investment analysis and decision-making processes for the Fund.
2.The section of the Prospectuses entitled "Principal Risks" and the sub-section of the Prospectuses entitled "More Information About the Fund(s) – Additional Information About the Principal Risks" are revised to include the following risk:
Environmental, Social and/or Governance (funds-of-funds): Consideration by the Sub-Adviser of environmental, social and/or governance ("ESG") factors in selecting underlying funds may cause a Fund to forgo Underlying Funds that other investors that do not consider similar factors or that evaluate them differently might select. This may cause a Fund to underperform the securities markets generally or other funds-of-funds whose advisers do not consider ESG factors or use such factors differently. It is possible that performance of the Underlying Funds identified through the Sub-Adviser's consideration of ESG factors will be less favorable than the Sub-Adviser might have anticipated. The Sub-Adviser's consideration of ESG factors in selecting Underlying Funds may have an adverse effect on a Fund's performance.

Voya Separate Portfolios Trust | Voya Target Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA SEPARATE PORTFOLIOS TRUST
Voya Target Retirement 2055 Fund
(each a "Fund" and collectively the "Funds")
Supplement dated May 2, 2022
to the current Prospectuses (each a "Prospectus" and collectively the "Prospectuses") and to the current Statements of
Additional Information (each a "SAI" and collectively the "SAIs") for the Funds
On January 27, 2022, the Boards of Trustees of Voya Equity Trust and Voya Separate Portfolios Trust approved changes with respect to each Fund's principal investment strategies and portfolio management team.
ALL FUNDS EXCEPT VOYA MULTI-MANAGER MID CAP VALUE FUND
Effective immediately, each applicable Fund's Prospectus is hereby revised as follows:
1.The section of the Prospectuses entitled "Principal Investments Strategies" is revised to include the following sentence:
When investing in Underlying Funds, the Sub-Adviser will typically consider environmental, social, and governance
("ESG") factors as part of its investment analysis and decision-making processes for the Fund.
2.The section of the Prospectuses entitled "Principal Risks" and the sub-section of the Prospectuses entitled "More Information About the Fund(s) – Additional Information About the Principal Risks" are revised to include the following risk:
Environmental, Social and/or Governance (funds-of-funds): Consideration by the Sub-Adviser of environmental, social and/or governance ("ESG") factors in selecting underlying funds may cause a Fund to forgo Underlying Funds that other investors that do not consider similar factors or that evaluate them differently might select. This may cause a Fund to underperform the securities markets generally or other funds-of-funds whose advisers do not consider ESG factors or use such factors differently. It is possible that performance of the Underlying Funds identified through the Sub-Adviser's consideration of ESG factors will be less favorable than the Sub-Adviser might have anticipated. The Sub-Adviser's consideration of ESG factors in selecting Underlying Funds may have an adverse effect on a Fund's performance.

Voya Separate Portfolios Trust | Voya Target Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA SEPARATE PORTFOLIOS TRUST
Voya Target Retirement 2060 Fund
(each a "Fund" and collectively the "Funds")
Supplement dated May 2, 2022
to the current Prospectuses (each a "Prospectus" and collectively the "Prospectuses") and to the current Statements of
Additional Information (each a "SAI" and collectively the "SAIs") for the Funds
On January 27, 2022, the Boards of Trustees of Voya Equity Trust and Voya Separate Portfolios Trust approved changes with respect to each Fund's principal investment strategies and portfolio management team.
ALL FUNDS EXCEPT VOYA MULTI-MANAGER MID CAP VALUE FUND
Effective immediately, each applicable Fund's Prospectus is hereby revised as follows:
1.The section of the Prospectuses entitled "Principal Investments Strategies" is revised to include the following sentence:
When investing in Underlying Funds, the Sub-Adviser will typically consider environmental, social, and governance
("ESG") factors as part of its investment analysis and decision-making processes for the Fund.
2.The section of the Prospectuses entitled "Principal Risks" and the sub-section of the Prospectuses entitled "More Information About the Fund(s) – Additional Information About the Principal Risks" are revised to include the following risk:
Environmental, Social and/or Governance (funds-of-funds): Consideration by the Sub-Adviser of environmental, social and/or governance ("ESG") factors in selecting underlying funds may cause a Fund to forgo Underlying Funds that other investors that do not consider similar factors or that evaluate them differently might select. This may cause a Fund to underperform the securities markets generally or other funds-of-funds whose advisers do not consider ESG factors or use such factors differently. It is possible that performance of the Underlying Funds identified through the Sub-Adviser's consideration of ESG factors will be less favorable than the Sub-Adviser might have anticipated. The Sub-Adviser's consideration of ESG factors in selecting Underlying Funds may have an adverse effect on a Fund's performance.

Voya Separate Portfolios Trust | Voya Target Retirement 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA SEPARATE PORTFOLIOS TRUST
Voya Target Retirement 2065 Fund
(each a "Fund" and collectively the "Funds")
Supplement dated May 2, 2022
to the current Prospectuses (each a "Prospectus" and collectively the "Prospectuses") and to the current Statements of
Additional Information (each a "SAI" and collectively the "SAIs") for the Funds
On January 27, 2022, the Boards of Trustees of Voya Equity Trust and Voya Separate Portfolios Trust approved changes with respect to each Fund's principal investment strategies and portfolio management team.
ALL FUNDS EXCEPT VOYA MULTI-MANAGER MID CAP VALUE FUND
Effective immediately, each applicable Fund's Prospectus is hereby revised as follows:
1.The section of the Prospectuses entitled "Principal Investments Strategies" is revised to include the following sentence:
When investing in Underlying Funds, the Sub-Adviser will typically consider environmental, social, and governance
("ESG") factors as part of its investment analysis and decision-making processes for the Fund.
2.The section of the Prospectuses entitled "Principal Risks" and the sub-section of the Prospectuses entitled "More Information About the Fund(s) – Additional Information About the Principal Risks" are revised to include the following risk:
Environmental, Social and/or Governance (funds-of-funds): Consideration by the Sub-Adviser of environmental, social and/or governance ("ESG") factors in selecting underlying funds may cause a Fund to forgo Underlying Funds that other investors that do not consider similar factors or that evaluate them differently might select. This may cause a Fund to underperform the securities markets generally or other funds-of-funds whose advisers do not consider ESG factors or use such factors differently. It is possible that performance of the Underlying Funds identified through the Sub-Adviser's consideration of ESG factors will be less favorable than the Sub-Adviser might have anticipated. The Sub-Adviser's consideration of ESG factors in selecting Underlying Funds may have an adverse effect on a Fund's performance.